EXHIBIT C

CLASS A CUSIP #00761HAT8
CLASS B CUSIP #00761HAU5
CLASS C CUSIP #00761HAV3

                         MONTHLY NOTEHOLDER'S STATEMENT
                               ADVANTA BANK CORP.
                       ADVANTA BUSINESS CARD MASTER TRUST
                                 SERIES 2003-B
                          PERIOD ENDING MARCH 31, 2006

Capitalized terms used in this statement have their respective meanings set forth in the Master Indenture as supplemented by the Series 2003-B Indenture Supplement, the Transfer and Servicing Agreement or the Trust Agreement. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as supplemented by the Series 2003-B Indenture Supplement.

The information which is required to be prepared with respect to the Payment Date of April 20, 2006 and with respect to the performance of the Trust during the Monthly Period of March 1, 2006 through March 31, 2006 is set forth below.

The Interest Period for all classes includes the previous Payment Date through and including the day preceding the current Payment Date. Interest is calculated on the basis of 360-day year and the actual number of days in the related Interest Period.

The Record Date with respect to the current Payment Date is April 19, 2006.

The Determination Date with respect to the current calendar month is April 12, 2006.

The documents mentioned above may be found in the following Securities and Exchange Commission ("SEC") filings.

Master Indenture, dated as of           Included in Exhibit 4.1 to the Form 8-K
August 1, 2000.                         filed with the SEC on August 30, 2000 by
                                        Advanta Business Receivables Corp.

Series 2003-B Indenture Supplement,     Included in Exhibit 4.1 to the Form 8-K
dated as of June 1, 2003.               filed with the SEC on June 26, 2003 by
                                        Advanta Business Receivables Corp.

Transfer and Servicing Agreement,       Included in Exhibit 4.3 to the Form 8-K
dated as of August 1, 2000.             filed with the SEC on August 30, 2000 by
                                        Advanta Business Receivables Corp.

Trust Agreement, dated as of            Included in Exhibit 4.4 to the Form 8-K
August 1, 2000.                         filed with the SEC on August 30, 2000 by
                                        Advanta Business Receivables Corp.

I. Information regarding the current monthly principal distribution to the Noteholders

                            Total amount of
                         principal to be paid   Per $1,000
                         --------------------   ----------
1. Class A Noteholders            $--               --
2. Class B Noteholders            $--               --
3. Class C Noteholders            $--               --
4. Class D Noteholders            $--               --

II. Information regarding the current monthly interest distribution to the Noteholders

                           Total amount of
                         interest to be paid   Per $1,000
                         -------------------   ----------
1. Class A Noteholders      $1,059,425.00        4.41427
2. Class B Noteholders      $  153,560.60        5.53372
3. Class C Noteholders      $  166,244.77        7.64344
4. Class D Noteholders      $  115,518.59       11.00177

III. Information regarding the total monthly distribution to the Noteholders

                          Total amount
                           to be paid    Per $1,000
                         -------------   ----------
1. Class A Noteholders   $1,059,425.00     4.41427
2. Class B Noteholders   $  153,560.60     5.53372
3. Class C Noteholders   $  166,244.77     7.64344
4. Class D Noteholders   $  115,518.59    11.00177

IV. Information regarding the performance of the Advanta Business Card Master
    Trust

       1.  The aggregate amount of such Collections with respect to Principal Receivables for the
           Monthly Period preceding such Payment Date .............................................   $  845,500,619.29

       2.  The aggregate amount of such Collections with respect to Finance Charge and
           Administrative Receivables for the Monthly Period preceding such Payment Date ..........   $   66,661,908.66

       2a. Interchange for the Monthly Period preceding such Payment Date (included in the amount
           shown above on line item IV. 2.) .......................................................   $   15,663,813.77

       2b. Recoveries for the Monthly Period preceding such Payment Date (included in the amount
           shown above on line item IV. 2.) .......................................................   $    2,577,849.53

       3.  The Defaulted Amount for the preceding Monthly Period ..................................   $   13,322,527.48

       4.  The annualized percentage equivalent of a fraction, the numerator of which is the
           Defaulted Amount less Recoveries for the preceding Monthly Period, and the denominator
           is the average Receivables for the preceding Monthly Period ............................                3.37%

       5.  The total amount of Principal Receivables in the Trust at the beginning of the preceding
           Monthly Period .........................................................................   $3,697,036,730.85

       6.  The total amount of Principal Receivables in the Trust as of the last day of the
           preceding Monthly Period ...............................................................   $3,841,397,214.72

       7.  The total amount of Finance Charge and Administrative Receivables in the Trust at the
           beginning of the preceding Monthly Period ..............................................   $   56,056,081.91

       8.  The total amount of Finance Charge and Administrative Receivables in the Trust as of the
           last day of the preceding Monthly Period ...............................................   $   56,157,909.49

       9.  The aggregated Adjusted Invested Amounts of all Series of Notes outstanding as of the
           last day of the preceding Monthly Period ...............................................   $3,001,718,346.00

       10. The Transferor Interest as of the last day of the preceding Monthly Period .............   $  839,678,868.72

       11. The transferor percentage as of the last day of the preceding Monthly Period ...........               21.86%

       12. The Required Transferor Percentage .....................................................                6.00%

       13. The Required Transferor Interest .......................................................   $  230,483,832.88

       14. The monthly principal payment rate for the preceding Monthly Period ....................              22.870%

       15. The balance in the Excess Funding Account as of the last day of the preceding Monthly
           Period .................................................................................   $              --

       16. The aggregate outstanding balance of the Accounts which were delinquent as of the close of business on the last day of the Monthly Period preceding such Payment Date:

                                                              Percentage      Aggregate
                                                               of Total        Account
                                                             Receivables       Balance
                                                             -----------   ---------------
              (a) Delinquent between 30 days and 59 days        0.926%     $ 36,100,536.08
              (b) Delinquent between 60 days and 89 days        0.745%     $ 29,035,222.26
              (c) Delinquent between 90 days and 119 days       0.546%     $ 21,282,953.11
              (d) Delinquent between 120 days and 149 days      0.394%     $ 15,347,315.51
              (e) Delinquent between 150 days and 179 days      0.378%     $ 14,727,296.98
              (f) Delinquent 180 days or greater                0.000%     $            --
              (g) Aggregate                                     2.989%     $116,493,323.94

V. Information regarding Series 2003-B

       1.   The amount of Principal Receivables in the Trust represented by the Invested Amount of
            Series 2003-B as of the last day of the related Monthly Period                            $  300,000,000.00

       2.   The amount of Principal Receivables in the Trust represented by the Adjusted Invested
            Amount of Series 2003-B on the last day of the related Monthly Period                     $  300,000,000.00
                                                                                       NOTE FACTORS

       3.   The amount of Principal Receivables in the Trust represented by the
            Class A Note Principal Balance on the last day of the related Monthly
            Period .................................................................         1.0000   $  240,000,000.00

       4.   The amount of Principal Receivables in the Trust represented by the
            Class B Note Principal Balance onthe last day of the related Monthly
            Period .................................................................         1.0000   $   27,750,000.00

       5.   The amount of Principal Receivables in the Trust represented by the
            Class C Note Principal Balance on the last day of the related Monthly
            Period .................................................................         1.0000   $   21,750,000.00

       6.   The amount of Principal Receivables in the trust represented by the
            Class D Note Principal Balance on the last day of the related Monthly
            Period .................................................................         1.0000   $   10,500,000.00

       7.   The Floating Investor Percentage with respect to the period:

            March 1, 2006 through March 19, 2006                                                              8.1146070%
            March 20, 2006 through March 31, 2006                                                             7.7679612%

       8.   The Fixed Investor Percentage with respect to the period:

            March 1, 2006 through March 19, 2006                                                                    N/A
            March 20, 2006 through March 31, 2006                                                                   N/A

       9.   The amount of Investor Principal Collections applicable to Series
            2003-B .................................................................................  $   67,352,788.67

       10a. The amount of Available Finance Charge Collections on deposit in the
            Collection Account for the related Monthly Period ......................................  $    3,865,467.82

       10b. Pursuant to Section 8.04(a) of the Master Indenture, the amount of Available Finance
            Charge Collections not on deposit in the Collection Account for the related Monthly
            Period ................................................................................   $    1,457,118.41

       11.  The Investor Default Amount for the related Monthly Period ............................   $    1,041,753.57

       12.  The Monthly Servicing Fee for the related Monthly Period ..............................   $      500,000.00

       13.  The excess spread amount for the related Monthly Period (Available Finance Charge
            Collections minus the sum of the amounts determined pursuant to subsections 4.04 (a)
            (i) - (v) and subsection 4.04 (a) (viii) of the Series 2003-B Indenture Supplement) ...   $    2,286,083.70

       14.  Trust yields for the related Monthly Period
               a. The cash yield for the related Monthly Period ...................................               21.29%
               b. The default rate for the related Monthly Period .................................                4.17%
               c. The Net Portfolio Yield for the related Monthly Period ..........................               17.12%
               d. The Base Rate for the related Monthly Period ....................................                7.98%
               e. The Excess Spread Percentage for the related Monthly Period .....................                9.14%
               f. The Quarterly Excess Spread Percentage for the related Monthly Period ...........                8.83%

                  i) Excess Spread Percentage related to     Mar-06                                                9.14%
                  ii) Excess Spread Percentage related to    Feb-06                                                9.20%
                  iii) Excess Spread Percentage related to   Jan-06                                                8.16%

       15.  Floating Rate Determinations:
            LIBOR for the Interest Period from March 20, 2006 through and including
               April 19, 2006 .....................................................................             4.77625%

       16.  Principal Funding Account
               a. The beginning Principal Funding Account Balance (ending balance as of the
                  previous Payment Date) ..........................................................   $              --
               b. Principal Funding Investment Proceeds for the related Payment Date ..............   $              --
               c. Principal Funding Investment Proceeds withdrawn and deposited into the Collection
                  Account to be treated as Available Finance Charge Collections for the related
                  Payment Date ....................................................................   $              --
               d. During the Controlled Accumulation Period, the amount of Monthly Principal
                  deposited into the Principal Funding Account ....................................   $              --
               e. On the earliest to occur of (a) the first Payment Date during the Early
                  Amortization Period and (b) the Expected Final Principal Payment Date, the amount
                  withdrawn for payment to the Noteholders ........................................   $              --
                                                                                                      -----------------
               f. The ending Principal Funding Account Balance on the related Payment Date ........   $              --
                                                                                                      =================
               g. The Accumulation Shortfall with respect to the related Monthly Period ...........   $              --

       17.  Reserve Account
               a. The beginning Reserve Account balance (ending balance as of the previous Payment
                  Date) ...........................................................................   $      375,000.00
               b. Interest earnings on the Reserve Account ........................................   $        1,418.58
               c. Interest earnings on the Reserve Account withdrawn and deposited into the
                  Collection Account to be treated as Available Finance Charge Collections for the
                  related Payment Date ............................................................   $        1,418.58
               d. On each Payment Date from and after the Reserve Account Funding Date, the amount deposited into the Reserve Account pursuant to subsection 4.04(a)(vii) of the
                  Series 2003-B Indenture Supplement ..............................................   $              --
               e. The Reserve Draw Amount deposited into the Collection Account and treated as
                  Available Finance Charge Collections for the related Monthly Period .............   $              --
               f. The Reserve Account Surplus withdrawn and deposited into the Cash Collateral
                  Account .........................................................................   $              --
               g. Amount withdrawn from the Reserve Account and paid to the holders of the Trust
                  Beneficial Interests pursuant to subsection 4.10(f) of the Series 2003-B
                  Indenture Supplement ............................................................   $              --
                                                                                                      -----------------
               h. The ending Reserve Account balance on the related Payment Date ..................   $      375,000.00
                                                                                                      =================
               i. The Required Reserve Account Amount on the related Payment Date .................   $      375,000.00
               j. The Available Reserve Account Amount on the related Payment Date ................   $      375,000.00

       18.  Cash Collateral Account
               a. The beginning Cash Collateral Account balance (ending balance as of the previous
                  Payment Date) ...................................................................   $    6,750,000.00
               b. Investment Earnings since the preceding Payment Date ............................   $       25,565.51
               c. Amount withdrawn from the Cash Collateral Account to cover disbursements pursuant to subsections 4.04(a)(iv) and 4.04(a)(viii) of the Series 2003-B Indenture
                  Supplement ......................................................................   $              --
               d. Amount withdrawn from the Cash Collateral Account on the Series 2003-B Final
                  Maturity Date for distributions to the Class C Noteholders and the Class D
                  Noteholders .....................................................................   $              --
               e. Amount withdrawn from the Cash Collateral Account on the day following the occurrence of an Event of Default for distributions to the Class C Noteholders
                  and the Class D Noteholders .....................................................   $              --
               f. Amount deposited into the Cash Collateral Account to cover any Cash Collateral
                  Account Deficiency ..............................................................   $              --
               g. Amount withdrawn from the Cash Collateral Account equaled to the excess over the
                  Required Cash Collateral Account Amount and paid to the Transferor ..............   $       25,565.51
               h. Remaining Cash Collateral Account amount withdrawn on the date on which the Class
                  C Note Principal Balance and the Class D Note Principal Balance have been paid in
                  full and paid to the Transferor .................................................   $              --
                                                                                                      -----------------
               i. The ending Cash Collateral Account balance on the related Payment Date ..........   $    6,750,000.00
                                                                                                      =================

               j. The Required Cash Collateral Account Amount on the related Payment Date .........   $    6,750,000.00
               k. The Available Cash Collateral Account Amount on the related Payment Date ........   $    6,750,000.00

       19.  Investor Charge-Offs
               a. The aggregate amount of Investor Charge-Offs for the related Monthly Period .....   $              --
               b. The aggregate amount of Investor Charge-Offs reimbursed on the Payment Date .....   $              --

       20.  The Monthly Principal Reallocation Amount for the related Monthly Period ..............   $              --

Advanta Bank Corp.
as Servicer


By: /s/ Michael Coco
    ---------------------------------
Name: Michael Coco
Title: Vice President and Treasurer